Lease Right-of-Use Asset and Lease Liabilities - Schedule of Right-of Use Asset and Lease Liability (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Right-of-use asset - operating leases	$ 11,604,526	$ 1,835,717
Lease liabilities - current portion	3,922,214	443,543
Lease liabilities - non-current portion	7,682,312	1,392,174
Lease liabilities	$ 11,604,526	$ 1,835,717